LONG-TERM INVESTMENTS - Equity investments without readily determinable fair value (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 CNY (¥)
Equity method investment
Cost method investments, carrying amount					¥ 30,000
Equity investments without readily determinable fair value, carrying amount	¥ 224,927		¥ 207,628	$ 32,309
Equity investments without readily determinable fair value, accumulated impairment	0		0	0
Unrealized gains of upward adjustments	14,155	$ 2,033	64,628
Losses (downward adjustments and impairment)	0	0	0
Net realized gains and losses on equity securities sold	0	$ 0	0
Significant unobservable inputs (Level 3)
Equity method investment
Investments remeasured	¥ 119,927		¥ 94,628	$ 17,226